Summary of Significant Accounting Policies (Tables)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Lives of Equipment

Depreciation of equipment and rental vehicles is provided using the straight-line method for substantially all assets with estimated lives as follows:

Computer equipment	5 years
Officer furniture	7 years
Leasehold improvements	15 years or term of lease whichever is less
Vehicles	5 years
Depreciation of equipment and rental vehicles is provided using the straight-line method for substantially all assets with estimated lives as follows:
Computer equipment	5 years
Vehicles	5 years